Summary of Significant Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) Customer Segment Unit ¥ / shares	Dec. 31, 2023 USD ($) Customer Segment Unit $ / shares	Dec. 31, 2022 CNY (¥) Segment Unit ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) Customer	May 31, 2015 CNY (¥)	May 31, 2015 HKD ($)
Accounting Policies [Abstract]
Exchange rate used for conversion of financial statements from RMB to US dollar	7.0999				7.0999
Number of reportable segments | Segment	2	2	2
Number of reporting units | Unit	3	3	3
Allowance for contract asset	¥ 168.0		¥ 285.0		$ 24
Advertising, marketing and promotional expenses	¥ 13,200.0	$ 1,900	10,200.0	¥ 12,200.0
Number of customers with receivable balance exceeding 10% | Customer	0				0
Number of customer or any Baidu Union partner with revenue greater than 10% | Customer	0	0
Appreciation or depreciation of US$ against RMB, as a percentage	2.94%	2.94%
Net (loss) income	¥ 21,549.0	$ 3,036	7,534.0	7,591.0
Debt Securities, Held-to-maturity, Allowance for Credit Loss	385.0		277.0		$ 54
Cash and cash equivalents, restricted cash, debt investments and long-term restricted cash	230,900.0				32,500
Revenue, Remaining Performance Obligation, Amount	¥ 2,300.0				319
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Income (Loss)	Operating Income (Loss)
Impairment of goodwill	¥ 0.0		0.0
Income from government subsidies	768.0	$ 108	728.0	¥ 520.0
Deferred income government subsidies	¥ 506.0		¥ 231.0		71
Common Class A and Class B [Member]
Accounting Policies [Abstract]
Earnings per share - diluted | (per share)	¥ 6.89	$ 0.97	¥ 2.48	¥ 3.51
Earnings per share - basic | (per share)	¥ 6.98	$ 0.98	¥ 2.5	¥ 3.58
Maximum | State Administration of Taxation, China [Member]
Accounting Policies [Abstract]
Deposit insurance system amount						¥ 0.5
Maximum | Inland Revenue, Hong Kong [Member]
Accounting Policies [Abstract]
Deposit insurance system amount | $							$ 0.5
Short-term Investments [Member] | Maximum
Accounting Policies [Abstract]
Maturity period used to classify short-term investments	12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalents	3 months	3 months
Other Current Assets, net
Accounting Policies [Abstract]
Contract assets	¥ 3,300.0		¥ 3,400.0		459
Allowance for contract asset	168.0		285.0		24
Deferred revenue
Accounting Policies [Abstract]
Contract with Customer, Liability, Revenue Recognized	5,900.0	$ 832
Customer deposits and deferred revenue
Accounting Policies [Abstract]
Contract liabilities	¥ 7,900.0		¥ 6,800.0		$ 1,100
Credit Concentration Risk | Onshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	82.00%	82.00%
Credit Concentration Risk | Onshore China | Financial Institution One [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	17.00%	17.00%
Credit Concentration Risk | Onshore China | Financial Institution Two [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	16.00%	16.00%
Credit Concentration Risk | Onshore China | Financial Institution Three [Member]
Accounting Policies [Abstract]
Concentration risk by percentage	13.00%	13.00%
Credit Concentration Risk | Offshore China | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	18.00%	18.00%
Customer Concentration Risk | Sales Revenue, Net | Maximum
Accounting Policies [Abstract]
Concentration risk by percentage	10.00%	10.00%
Office building and its related facility
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage	4.00%				4.00%
Change In Accounting Estimate [Member]
Accounting Policies [Abstract]
Depreciation expense				¥ 982.0
Net (loss) income				¥ 814.0
Change In Accounting Estimate [Member] | Common Class A and Class B [Member]
Accounting Policies [Abstract]
Earnings per share - diluted | ¥ / shares				¥ 0.28
Earnings per share - basic | ¥ / shares				¥ 0.28